Commitments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Commitments [Text Block]
18.	Commitments:

		Remaining	Remaining
	Current	Work Commitment	Work Commitment	License
License	Phase	($ million)	(A$ million)	Term
PL 18	Later Development	$3.9	AUD5.0	August 2024
PL 40	Later Development	$1.6	AUD2.0	September 2029
PL 280	Initial Development	$0.8	AUD1.0	August 2031
ATP 582	Second Term	$8.6	AUD11.0	August 2020
		$14.8	AUD19.0